Note 25 - Post-employment and other employee benefit commitments (Tables)	12 Months Ended
Dec. 31, 2017
Post-employment and other employee benefit commitments
Net Defined Benefit Liability (asset) on the Balance Sheet
Net Defined Benefit Liability (asset) on the Consolidated Balance Sheet (Millions of euros)
	2017	2016	2015
Pension commitments	4,969	5,277	5,306
Early retirement commitments	2,210	2,559	2,855
Medical benefits commitments	1,204	1,015	1,023
Other long term employee benefits	67	69	68
Total commitments	8,451	8,920	9,252
Pension plan assets	1,892	1,909	1,974
Medical benefit plan assets	1,114	1,113	1,149
Total plan assets (1)	3,006	3,022	3,124

Total net liability / asset on the consolidated balance sheet	5,445	5,898	6,128
Of which:
Net asset on the consolidated balance sheet (2)	(27)	(194)	(238)
Net liability on the consolidated balance sheet for provisions for pensions and similar obligations (3)	5,407	6,025	6,299
Net liability on the consolidated balance sheet for other long term employee benefits (4)	67	69	68

(1) In Turkey, the foundation responsible for managing the benefit commitments holds an additional asset of 142€ million which, in accordance with IFRS regarding the asset ceiling, has not been recognized in the Consolidated Financial Statements, because although it could be used to reduce future pension contributions it could not be immediately refunded to the employer.

(2) Recorded under the heading “Other Assets - Other” of the consolidated balance sheet (see Note 20).

(3) Recorded under the heading “Provisions - Provisions for pensions and similar obligations” of the consolidated balance sheet (see Note 24).

(4) Recorded under the heading “Provisions – Other long-term employee benefits” of the consolidated balance sheet.

Consolidated Income Statement Impact
Consolidated Income Statement Impact (Millions of euros)
	Notes	2017	2016	2015
Interest and similar expenses		71	96	108
Interest expense		294	303	309
Interest income		(223)	(207)	(201)
Personnel expenses		149	154	141
Defined contribution plan expense	44.1	87	87	84
Defined benefit plan expense	44.1	62	67	57
Provisions (net)	46	343	332	592
Early retirement expense		227	236	502
Past service cost expense		3	(2)	26
Remeasurements (*)		31	3	20
Other provision expenses		82	95	44
Total impact on Consolidated Income Statement: Debit (Credit)		563	582	841

(*) Actuarial losses (gains) on remeasurement of the net defined benefit liability relating to early retirements in Spain and other long-term employee benefits that are charged to the income statements (see Note 2.2.12).

Equity Impact
Equity Impact (Millions of euros)
	2017	2016	2015
Defined benefit plans	(40)	237	128
Post-employment medical benefits	179	119	7
Total impact on equity: Debit (Credit) (*)	140	356	135

Table of Defined Benefit Plans
Defined Benefits (Millions of euros)
	2017			2016			2015
	Defined Benefit Obligation	Plan Assets	Net Liability (asset)	Defined Benefit Obligation	Plan Assets	Net Liability (asset)	Defined Benefit Obligation	Plan Assets	Net Liability (asset)
Balance at the beginning	8,851	3,022	5,829	9,184	3,124	6,060	8,622	2,937	5,685
Current service cost	64	-	64	67	-	67	57	-	57
Interest income or expense	290	223	68	299	207	92	309	201	108
Contributions by plan participants	4	4	-	5	5	-	2	2	-
Employer contributions	-	25	(25)	-	154	(154)	-	8	(8)
Past service costs (1)	231	-	231	235	-	235	530	-	530
Remeasurements:	331	161	171	354	(5)	359	42	(113)	155
Return on plan assets (2)	-	161	(161)	-	(20)	20	-	(106)	106
From changes in demographic assumptions	100	-	100	107	-	107	8	-	8
From changes in financial assumptions	220	-	220	106	-	106	(53)	-	(53)
Other actuarial gain and losses	12	-	12	141	15	125	88	(7)	94
Benefit payments	(1,029)	(169)	(861)	(1,052)	(169)	(883)	(1,086)	(146)	(940)
Settlement payments	-	-	-	(43)	-	(43)	(2)	(17)	15
Business combinations and disposals	-	-	-	-	-	-	795	321	474
Effect on changes in foreign exchange rates	(278)	(258)	(19)	(282)	(293)	11	(136)	(98)	(38)
Conversions to defined contributions	(82)	-	(82)	-	-	-	-	-	-
Other effects	(1)	(1)	-	84	-	84	50	28	22
Balance at the end	8,384	3,006	5,378	8,851	3,022	5,829	9,184	3,124	6,060
Of which
Spain	5,442	320	5,122	6,157	358	5,799	6,491	380	6,111
Mexico	1,661	1,602	60	1,456	1,627	(171)	1,527	1,745	(219)
The United States	360	309	51	385	339	46	362	329	33
Turkey	520	424	96	447	348	99	435	337	98

(1) Including gains and losses arising from settlements.

(2) Excluding interest, which is recorded under "Interest income or expense".

Actuarial Assumptions
Actuarial Assumptions (Millions of euros)
		2017				2016				2015
	Spain	Mexico	USA	Turkey	Spain	Mexico	USA	Turkey	Spain	Mexico	USA	Turkey
Discount rate	1.24%	9.48%	3.57%	11.60%	1.50%	9.95%	4.04%	11.50%	2.00%	9.30%	4.30%	10.30%
Rate of salary increase	-	4.75%	-	9.90%	1.50%	4.75%	3.00%	9.30%	2.00%	4.75%	3.00%	8.60%
Rate of pension increase	-	2.13%	-	8.40%	-	2.13%	-	7.80%	-	2.13%	-	7.10%
Medical cost trend rate	-	7.00%	-	12.60%	-	6.75%	-	10.92%	-	6.75%	-	9.94%
Mortality tables	PERM/F 2000P	EMSSA09	RP 2014	CSO2001	PERM/F 2000P	EMSSA97 (adjustment EMSSA09)	RP 2014	CSO2001	PERM/F 2000P	EMSSA 97	RP 2014	CSO2001

Sensitivity Analysis
Sensitivity Analysis (Millions of euros)
	Basis points change	2017		2016
		Increase	Decrease	Increase	Decrease
Discount rate	50	(352)	386	(367)	401
Rate of salary increase	50	5	(5)	9	(9)
Rate of pension increase	50	23	(22)	28	(27)
Medical cost trend rate	100	290	(225)	263	(204)
Change in obligation from each additional year of longevity	-	155	-	121	-

Defined Benefits Explanatory
Post-employment commitments 2017 (Millions of euros)
	Defined Benefit Obligation
	Spain	Mexico	USA	Turkey	Rest of the world
Balance at the beginning	6,157	455	385	447	392
Current service cost	4	5	3	21	5
Interest income or expense	78	44	14	45	9
Contributions by plan participants	-	-	-	3	1
Past service costs (1)	235	1	-	4	3
Remeasurements:	(46)	48	20	113	(3)
From changes in demographic assumptions	-	22	(2)	-	(3)
From changes in financial assumptions	(33)	18	22	81	4
Other actuarial gain and losses	(13)	7	-	32	(4)
Benefit payments	(906)	(41)	(14)	(24)	(10)
Effect on changes in foreign exchange rates	-	(41)	(47)	(89)	(9)
Conversions to defined contributions	(82)	-	-	-	-
Other effects	2	-	(2)	-	(1)
Balance at the end	5,442	470	360	520	387
Of which:
Vested benefit obligation relating to current employees	111
Vested benefit obligation relating to retired employees	5,331

Post-employment commitments 2017 (Millions of euros)
	Plan Assets
	Spain	Mexico	USA	Turkey	Rest of the world
Balance at the beginning	358	514	339	348	349
Current service cost	-	-	-	-	1
Interest income or expense	5	50	13	36	7
Contributions by plan participants	-	-	-	3	1
Employer contributions	-	1	-	16	8
Past service costs (1)	-	-	-	-	1
Remeasurements:	21	10	11	101	(2)
Return on plan assets (2)	21	10	11	101	(2)
Benefit payments	(64)	(40)	(12)	(12)	(7)
Effect on changes in foreign exchange rates	-	(46)	(41)	(68)	(4)
Other effects	-	-	(1)	-	-
Balance at the end	320	488	309	424	351

Post-employment commitments 2017 (Millions of euros)
	Net Liability (Asset)
	Spain	Mexico	USA	Turkey	Rest of the world
Balance at the beginning	5,799	(59)	46	99	43
Current service cost	4	5	3	21	5
Interest income or expense	73	(6)	1	9	2
Employer contributions	-	(1)	-	(16)	(8)
Past service costs (1)	235	1	-	4	3
Remeasurements:	(67)	38	9	12	(1)
Return on plan assets (2)	(21)	(10)	(11)	(101)	2
From changes in demographic assumptions	-	22	(2)	-	(3)
From changes in financial assumptions	(33)	18	22	81	4
Other actuarial gain and losses	(13)	7	-	32	(4)
Benefit payments	(842)	(1)	(2)	(11)	(3)
Effect on changes in foreign exchange rates	-	5	(5)	(21)	(5)
Conversions to defined contributions	(82)	-	-	-	-
Other effects	2	-	(1)	-	(1)
Balance at the end	5,122	(18)	51	96	36

(1) Including gains and losses arising from settlements.

(2) Excluding interest, which is recorded under "Interest income or expense".

Post-employment commitments (Millions of euros)
	2016: Net liability (asset)					2015: Net liability (asset)
	Spain	Mexico	USA	Turkey	Rest of the world	Spain	Mexico	USA	Turkey	Rest of the world
Balance at the beginning	6,109	(79)	35	97	24	5,830	(94)	38	-	69
Current service cost	10	6	4	22	5	9	8	3	2	4
Interest income or expense	98	(7)	1	8	2	123	(10)	1	4	3
Employer contributions	-	(14)	(1)	(17)	(9)	-	(1)	-	-	(7)
Past service costs (1)	240	1	-	4	(4)	550	(15)	-	2	-
Remeasurements:	188	23	10	8	11	112	29	(9)	10	7
Return on plan assets (2)	(35)	23	3	(23)	(8)	-	50	19	(54)	(3)
From changes in demographic assumptions	-	2	(5)	-	(1)	-	-	(7)	15	-
From changes in financial assumptions	192	(22)	13	(23)	37	101	(23)	(18)	(25)	3
Other actuarial gain and losses	31	19	(1)	54	(17)	11	2	(3)	74	7
Benefit payments	(867)	-	(3)	(9)	(2)	(913)	-	(20)	(4)	(3)
Settlement payments	(43)	-	-	-	-	-	-	17	-	-
Business combinations and disposals	-	-	-	-	-	378	-	-	96	-
Effect on changes in foreign exchange rates	-	10	2	(15)	(4)	1	5	4	(11)	(45)
Other effects	63	-	(3)	-	20	23	1	(1)	-	(1)
Balance at the end	5,799	(59)	46	99	42	6,109	(78)	33	98	23

(1) Including gains and losses arising from settlements.

(2)Excluding interest, which is recorded under "Interest income or expense".

Medical Benefit Commitments
Medical Benefits Commitments
	2017			2016			2015
	Defined Benefit Obligation	Plan assets	Net liability (asset)	Defined Benefit Obligation	Plan assets	Net liability (asset)	Defined Benefit Obligation	Plan assets	Net liability (asset)
Balance at the beginning	1,015	1,113	(98)	1,022	1,149	(127)	1,083	1,240	(157)
Current service cost	26	-	26	24	-	24	31	-	31
Interest income or expense	101	112	(11)	86	97	(11)	95	109	(14)
Employer contributions	-	-	-	-	114	(114)	-	-	-
Past service costs (1)	(11)	-	(11)	(5)	-	(5)	1	-	1
Remeasurements:	200	21	179	59	(60)	119	(87)	(94)	7
Return on plan assets (2)	-	21	(21)	-	(60)	60	-	(94)	94
From changes in demographic assumptions	83	-	83	110	-	110	-	-	-
From changes in financial assumptions	128	-	128	(91)	-	(91)	(91)	-	(91)
Other actuarial gain and losses	(10)	-	(10)	39	-	39	4	-	4
Benefit payments	(35)	(33)	(2)	(33)	(30)	(2)	(30)	(30)	-
Settlement payments	-	-	-	-	-	-	(2)	-	(2)
Effect on changes in foreign exchange rates	(92)	(100)	8	(138)	(156)	18	(69)	(76)	8
Balance at the end	1,204	1,114	91	1,015	1,113	(98)	1,022	1,149	(127)

(1) Including gains and losses arising from settlements.

(2)Excluding interest, which is recorded under "Interest income or expense".

Estimated Benefit Payments
Estimated Benefit Payments (Millions of euros)
	2018	2019	2020	2021	2022	2023-2027
Commitments in Spain	753	681	596	500	402	1,101
Commitments in Mexico	78	79	83	90	95	591
Commitments in United States	15	16	17	18	18	101
Commitments in Turkey	25	15	17	20	22	189
Total	871	791	713	628	537	1,982

Breakdown of Defined Benefit Plans
Plan Assets Breakdown (Millions of euros)
2017
Cash or cash equivalents	68
Debt securities (Government bonds)	2,178
Property	1
Mutual funds	1
Insurance contracts	4
Other investments	10
Total	2,261
Of which:
Bank account in BBVA	5
Debt securities issued by BBVA	3

Investment In Listed Markets
Investments in listed markets
2017
Cash or cash equivalents	68
Debt securities (Government bonds)	2,178
Mutual funds	1
Total	2,247
Of which:
Bank account in BBVA	5
Debt securities issued by BBVA	3